Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.83%	14.38%	14.79%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.25%	13.86%	14.22%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.81%	11.41%	12.29%